Debt - Maturities of Long Term Debt (Detail) (USD $)	Dec. 31, 2014
Debt Disclosure [Abstract]
Unamortized discount	$ 4,200,000
2015	369,000,000
2016	82,500,000
2017	582,500,000
2018	791,250,000
2019	579,167,000
Thereafter	750,000,000
Total	$ 3,154,417,000